15. Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment

(a)       Statement of financial position details

	December 31, 2019				December 31, 2018
	Cost	Accumulated depreciation	Net	Depreciation average rate	Cost	Accumulated depreciation	Net	Depreciation average rate
Land	92,962	-	92,962	-	92,979	-	92,979	-
Buildings	82,143	(40,438)	41,705	2.1%	79,086	(38,961)	40,125	3.0%
Equipment	402,850	(250,577)	152,273	16.3%	372,872	(256,786)	116,086	16.5%
Transportation equipment	8,946	(6,962)	1,984	9.9%	11,333	(7,860)	3,473	10.0%
Furniture and fixtures	31,365	(13,146)	18,219	6.7%	27,250	(13,672)	13,578	6.8%
Other	7,559	(309)	7,250	5.0%	1,659	(288)	1,371	6.2%
Total	625,825	(311,432)	314,393	12.5%	585,179	(317,567)	267,612	12.3%

(b)       Changes

	December 31, 2018	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2019
Land	92,979	-	(17)	-	-	92,962
Buildings	40,125	3,497	15	-	(1,932)	41,705
Equipment	116,086	63,216	3,149	(429)	(29,749)	152,273
Transportation equipment	3,473	308	(1,117)	(2)	(678)	1,984
Furniture and fixtures	13,578	5,266	734	(162)	(1,197)	18,219
Other	1,371	5,872	66	-	(59)	7,250
Total	267,612	78,159	2,830	(593)	(33,615)	314,393

	December 31, 2017	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2018
Land	92,507	-	472	-	-	92,979
Buildings	42,360	73	-	-	(2,308)	40,125
Equipment	103,803	46,473	986	(81)	(35,095)	116,086
Transportation equipment	3,680	589	-	-	(796)	3,473
Furniture and fixtures	11,816	2,972	-	(27)	(1,183)	13,578
Other	884	538	-	-	(51)	1,371
Total	255,050	50,645	1,458	(108)	(39,433)	267,612

	December 31, 2016	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2017
Land	92,494	-	13	-	-	92,507
Buildings	43,262	86	1,358	-	(2,346)	42,360
Equipment	149,140	17,627	(15,945)	(178)	(46,841)	103,803
Transportation equipment	4,531	-	(33)	(27)	(791)	3,680
Furniture and fixtures	11,986	1,207	(75)	(54)	(1,248)	11,816
Other	970	-	(15)	(20)	(51)	884
Total	302,383	18,920	(14,697)	(279)	(51,277)	255,050